Property, Plant and Equipment, Net (Tables) (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net, consists of the following:

	September 30, 2020	December 31 2019
Buildings	$9,928,163	$9,682,590
Machinery, equipment and furniture	5,603,249	5,464,652
Subtotal	15,531,412	15,147,242
Less: accumulated depreciation	(6,160,993)	(5,279,658)
Property, plant and equipment, net	$9,370,419	$9,867,584